SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

Deutsche Emerging Markets Frontier Fund
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the fund's summary prospectus.
Sean Taylor, Managing Director. Lead Portfolio Manager of the fund. Began managing the fund in 2014.
Andrew Beal, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2014. On temporary leave.
Please Retain This Supplement for Future Reference
July 17, 2017
PROSTKR-831